Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and contingencies

During the three month ended March 31, 2021 the Company entered into an amended agreement to reserve an additional 150,000 common shares at $0.0001 per share for consulting services. During the year ended December 31, 2020 the Company entered into an agreement with a third-party advisor to reserve for issuance 100,000 common shares at $0.0001 per share for consulting services. As of March 31, 2021, the third party has not exercised the shares. As of March 31, 2021 the Company has reserved 250,000 commons shares.

During the year ended December 31, 2020 the Company (defendant) is currently in an ongoing legal proceeding with a promissory notes payable holder (plaintiff). As of March 31, 2021, the outcome of the legal proceeding is uncertain.

During the year ended December 31, 2020, the Company reached a legal settlement with a supplier in which the Company is obligated to pay $6,037 per month beginning on March 1, 2020 for four months until the settlement amount of $24,148 has been fully paid on June 1, 2020. As of December 31, 2020, the Company has completed all payments.

14. Commitments

During the year ended December 31, 2020 the Company entered into an agreement with a third party advisor to reserve for issuance 100,000 shares of common stock at $0.0001 per share for consulting services. As of December 31, 2020, the third party has not exercised the shares. Refer note 25 for subsequent event.